Leases - Schedule of Right-of-use Assets and Lease Liabilities for Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease right-of-use assets	$ 405	$ 478	$ 443
Current operating lease liabilities	216	208	151
Noncurrent operating lease liabilities	357	466	486
Total lease liabilities	$ 573	$ 674	$ 637